Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income	$ 9,451	$ 7,953
Items not requiring (providing) cash
Depreciation and amortization	1,143	1,157
(Credit) Provision for loan losses	(1,255)	3,337
Gain on sale of available-for-sale securities	(1,250)	(2,593)
Amortization of premiums and discounts on securities-net	384	407
Amortization of intangible assets	150	150
Deferred income taxes	112	(547)
Originations of loans held for sale	(11,631)	(8,040)
Proceeds from sale of loans held for sale	11,903	8,220
Net gains on sales of loans	(272)	(180)
Amortization of ESOP		270
Expense related to share-based compensation plans	414	324
Gain on sale of real estate and other repossessed assets	(75)	(5)
Increase in cash surrender value of bank-owned life insurance	(441)	(463)
Amortization of debt issuance costs	61	61
Changes in
Accrued interest receivable	556	(205)
Other assets	(1,237)	(1,800)
Interest payable and other liabilities	179	1,324
Net cash provided by operating activities	8,192	9,370
Investing Activities
Purchases of available-for-sale securities	(24,371)	(22,602)
Sale of available-for-sale securities	12,684	31,675
Maturities, prepayments and calls	20,834	30,003
Net change in loans	(10,864)	(2,658)
Mandatory redemption (Purchase) of Federal Home Loan Bank Stock	473	(165)
Purchases of bank-owned life insurance	(259)	(450)
Purchases of premises and equipment, net	(777)	(2,519)
Proceeds from sale of premises and equipment	620	21
Proceeds from sales of foreclosed assets	451	363
Net cash (used in) provided by investing activities	(1,209)	33,668
Financing Activities
Net increase in deposits	25,601	31,466
Proceeds of Federal Home Loan Bank advances	0	(39,800)
Net change in securities sold under repurchase agreements	2,996	5,790
Repurchase of common stock	(72)	(526)
Cash dividends paid	(4,101)	(3,361)
Net cash provided by (used in) financing activities	24,424	(6,431)
Increase in Cash and Cash Equivalents	31,407	36,607
Cash and Cash Equivalents, Beginning of Year	51,592	14,985
Cash and Cash Equivalents, End of Year	82,999	51,592
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	2,182	4,723
Federal income taxes paid	710	990
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	$ 70	$ 260